Risk management (Details 9) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial investments	R$ 4,172,591	R$ 2,426,752
Restricted cash	45,694	54,944
Trade receivables	5,313,095	5,233,932
Water and Basic Sanitation National Agency ANA	1,879	2,673
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,019,391	838,484
Financial investments	4,172,591	2,426,752
Restricted cash	45,694	54,944
Trade receivables	3,936,233	3,856,723
Water and Basic Sanitation National Agency ANA	1,879	2,673
Other assets	237,270	196,065
Fair Values [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,019,391	838,484
Financial investments	4,172,591	2,426,752
Restricted cash	45,694	54,944
Trade receivables	3,936,233	3,856,723
Water and Basic Sanitation National Agency ANA	1,879	2,673
Other assets	R$ 237,270	R$ 196,065